Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Amounts due from related parties	$ 0		¥ 136,028		¥ 0
Investments	11,996,045		37,183,493		83,514,067
Maximum exposure to loss in non-consolidated VIEs	11,996,045		37,319,521		83,514,067
Cash and cash equivalents	102,158,306		1,298,565,042	¥ 1,527,777,270	711,205,698
Restricted cash	158,005		4,000,000		1,100,000
Short-term investments			4,723,612
Accounts receivable			39,633,035
Other receivables	2,029,006		20,493,145		14,125,535
Amounts due from related parties, net of allowance for doubtful accounts of RMB33,684,333 and RMB60,490,862 as of December 31, 2018 and 2019, respectively	13,673,619		199,331,694		95,193,003
Other current assets	715,985		15,320,791		4,984,541
Long-term investments	32,886,610		58,950,000		228,950,000
Investment in affiliates	15,447,298		67,262,431		107,541,000
Property and equipment, net	3,998,213		36,267,042		27,834,760
Other non-current assets	2,569,166		27,914,021		17,886,020
Right-of-use assets	9,904,062				68,950,101
Deferred tax assets	661,907		100,985,228		4,608,063
Total Assets	222,607,220		1,980,494,033		1,549,746,943
Accrued payroll and welfare expenses	8,376,866		116,653,658		58,318,063
Income tax payable	11,893,506		227,537,993		82,800,208
Other tax payable	99,842		43,009,523		695,081
Amounts due to related parties-current	2,792,333		31,105,111		19,439,664
Deferred revenue from related parties	6,040,673		111,720,785		42,053,959
Deferred revenue	5,124,322		18,949,097		35,674,503
Other current liabilities	11,232,881		39,929,945		78,201,072
Deferred revenue - non-current from related parties	706,404		22,096,306		4,917,845
Deferred revenue - non-current	44,766		2,144,593		311,651
Operating Lease Liabilities-non-current	4,096,468				28,518,789
Total Liabilities	50,408,061		613,345,198		350,930,835
Amounts due from related parties, allowance for doubtful accounts			43,516,516		96,307,907
Net revenues	112,894,253	¥ 785,947,212	1,321,743,663	1,706,161,622
Operating cost and expenses	132,526,238	922,621,166	1,481,686,576	1,182,593,788
Cash flows generated from (used in) operating activities:	(30,632,282)	(213,255,822)	(67,721,633)	617,527,056
Cash flows generated from (used in) investing activities:	(52,524,267)	(365,663,454)	(40,881,690)	(74,041,982)
Cash flows generated from (used in) financing activities:	4,257	29,636	(121,429,521)	(121,147,657)
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	51,264,327		524,988,367		356,891,990
Restricted cash	158,005		4,000,000		1,100,000
Short-term investments			4,723,612
Accounts receivable			1,385,145
Other receivables	833,568		9,393,606		5,803,135
Amounts due from related parties, net of allowance for doubtful accounts of RMB33,684,333 and RMB60,490,862 as of December 31, 2018 and 2019, respectively	3,193,403		62,802,168		22,231,830
Other current assets	908,891		4,144,131		6,327,517
Long-term investments	2,721,997		48,950,000		18,950,000
Investment in affiliates	12,420,395		46,276,520		86,468,304
Property and equipment, net	139,488		1,610,045		971,091
Intangible assets, net	3,249,627		24,460,706		22,623,254
Other non-current assets	826,702		1,070,978		5,755,331
Right-of-use assets	200,157				1,393,451
Deferred tax assets	661,907		66,400,516		4,608,063
Total Assets	76,578,467		800,205,794		533,123,966
Accrued payroll and welfare expenses	4,029,901		37,608,320		28,055,363
Income tax payable	2,846,325		34,282,285		19,815,543
Other tax payable	(2,370,230)		12,123,866		(16,501,066)
Amounts due to related parties-current	1,574,875		11,082,834		10,963,967
Deferred revenue from related parties	4,030,084		100,033,490		28,056,641
Deferred revenue	2,472,301		5,406,737		17,211,666
Other current liabilities	2,002,495		12,882,315		13,940,969
Deferred revenue - non-current from related parties	685,839		20,766,792		4,774,671
Deferred revenue - non-current	44,766		1,849,843		311,651
Operating Lease Liabilities-non-current	92,262		0		642,309
Total Liabilities	15,408,618		236,036,482		107,271,714
Amounts due from related parties, allowance for doubtful accounts			33,684,333		¥ 60,490,862
Net revenues	70,241,354	489,006,257	415,535,786	627,016,422
Operating cost and expenses	65,708,658	457,450,538	641,467,372	405,103,864
Net income (loss) attributable to ordinary shareholders	(1,924,947)	(13,401,093)	(406,544,377)	224,603,316
Cash flows generated from (used in) operating activities:	(24,918,577)	(173,478,148)	(144,046,084)	174,718,889
Cash flows generated from (used in) investing activities:	356,484	2,481,771	(17,511,862)	(58,426,145)
Cash flows generated from (used in) financing activities:			(200,000)	(16,152,503)
Third party | Consolidated VIE and VIE's subsidiaries
Variable interest entity
Net revenues	19,346,443	134,686,065	57,530,741	108,640,382
Related party | Consolidated VIE and VIE's subsidiaries
Variable interest entity
Net revenues	$ 50,894,911	¥ 354,320,192	¥ 358,005,045	¥ 518,376,040
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days	30 days
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years	20 years
Extension term of agreement (in years)	1 year	1 year
Term of loan agreement (in years)	20 years	20 years